Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Expense [Abstract]
Interest on debt	$ 18,142	$ 11,895	$ 7,342
Bank charges	120	132	20
Amortization and write-off of financing fees	1,190	2,522	840
Amortization of debt discount relating to Vessel fair value participation liability (Note 7)	3,537	0	0
Total	22,989	14,549	8,202
Less interest capitalized	0	(184)	(1,204)
Total	22,989	14,365	6,998
Related Party [Member]
Interest Expense [Abstract]
Interest on debt	0	207	0
Total	$ 0	$ 207	$ 0